Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose. The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.51500	$1,515,000,000	May 7, 2019	1.000%	Fixed
CB Series 2	€1,500,000,000	1.39090	$2,086,350,000	January 22, 2020	0.250%	Fixed
CB Series 3	£325,000,000	1.83900	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating
CB Series 4	€1,500,000,000	1.43060	$2,145,900,000	August 5, 2020	0.375%	Fixed
CB Series 5	€1,000,000,000	1.50128	$1,501,280,000	September 21, 2022	0.750%	Fixed
CB Series 6	€135,000,000	1.48704	$200,750,400	September 28, 2035	1.597%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$8,046,955,400

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$3,505,900,000

Total Covered Bond Outstanding			$11,552,855,400

Total Outstanding OSFI Covered Bond Limit			26,094,776,426

Weighted average maturity of Outstanding Covered Bonds (months)			59.72

Weighted average remaining term of Loans in Cover Pool (months)			22.39

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA
CB Series 4			Aaa	AAA	AAA
CB Series 5			Aaa	AAA	AAA
CB Series 6			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - October 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - October 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$8,046,955,400

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$11,851,513,189		A (i)		12,675,415,175
B = Principal receipts not applied	-		A (ii)		11,851,513,189
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$11,851,513,189

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$8,080,659,623

A = Lesser of i) Present value of outstanding loan balance of Performing	12,766,143,854
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		12,766,143,854
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		22,591,448,860
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$12,766,143,854

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.49%.
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$8,610,511,600
Demand Loan	4,586,000,000

Total	$13,196,511,600

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
October 31, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	443,613,186	471,480,273
Proceeds for sale of Loans	-	-
Revenue Receipts	30,346,947	32,315,974
Swap Receipts	3,517,322	5,306,590
Cash Capital Contribution
Advances of Intercompany Loans	-	-
Guarantee Fee	-	-
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(16,491,191)	(17,644,200)
Intercompany Loan principal	(471,167,800)	(426,099,396)
Intercompany Loan repayment
Mortgage Top-up Settlement	-	-
Misc Partnership Expenses	(73)	(65)
Profit Distribution to Partners	(1,094)	-

Net inflows/(outflows)	(10,182,703)	65,359,175

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	13,135,784,347
Aggregate Outstanding Balance	$12,685,274,328
Number of Loans	52,830
Average Loan Size	$240,115
Number of Primary Borrowers	50,677
Number of Properties	52,830
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	59.37%			51.71%
Weighted Average Authorized LTV	66.94%			58.13%
Weighted Average Original LTV	66.94%
Weighted Average Seasoning	27.51	(Months	)
Weighted Average Coupon	2.78%
Weighted Average Original Term	49.90	(Months	)
Weighted Average Remaining Term	22.39	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - October 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	52,647	99.65	$12,641,003,038	99.65
30 - 59 days past due	103	0.19	$25,557,949	0.20
60 - 89 days past due	29	0.05	$8,854,188	0.07
90 or more days past due	51	0.10	$9,859,153	0.08

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,361	12.04	$1,435,093,079	11.31
British Columbia	9,475	17.93	$3,492,036,317	27.53
Manitoba	912	1.73	$153,877,783	1.21
New Brunswick	862	1.63	$103,922,316	0.82
Newfoundland	979	1.85	$153,885,487	1.21
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,562	2.96	$266,387,375	2.10
Ontario	21,622	40.93	$5,049,117,365	39.80
Prince Edward Island	275	0.52	$36,196,863	0.29
Quebec	9,002	17.04	$1,633,885,874	12.88
Saskatchewan	1,780	3.37	$360,871,869	2.84
Yukon Territories	-	-	$-	-

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	3,314	6.27	$849,317,679	6.70
600 - 650	2,334	4.42	$589,445,587	4.65
651 - 700	5,696	10.78	$1,466,958,211	11.56
701 - 750	11,420	21.62	$2,989,219,945	23.56
751 - 800	19,952	37.77	$4,857,412,554	38.29
801 and Above	10,114	19.14	$1,932,920,352	15.24

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	43,631	82.59	$10,084,787,391	79.50
Variable	9,199	17.41	$2,600,486,937	20.50

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	52,830	100.00	$12,685,274,328	100.00

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	40,889	77.40	$10,199,443,837	80.40
Non-Owner Occupied	11,941	22.60	$2,485,830,491	19.60

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	52,233	98.87	$12,597,411,248	99.31
4.00 - 4.49	402	0.76	$58,745,065	0.46
4.50 - 4.99	134	0.25	$20,209,006	0.16
5.00 - 5.49	45	0.09	$6,866,459	0.05
5.50 - 5.99	12	0.02	$1,419,193	0.01
6.00 - 6.49	4	0.01	$623,357	0.00
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	52,830	100.00	$12,685,274,328	100.00

BMO Covered Bond Program	Monthly Investor Report - October 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	5,112	9.68	$391,652,632	3.09
20.01 - 25.00	2,386	4.52	$311,342,170	2.45
25.01 - 30.00	2,736	5.18	$438,549,287	3.46
30.01 - 35.00	2,896	5.48	$534,518,922	4.21
35.01 - 40.00	3,094	5.86	$693,228,556	5.46
40.01 - 45.00	3,859	7.30	$1,006,877,368	7.94
45.01 - 50.00	4,531	8.58	$1,330,586,596	10.49
50.01 - 55.00	6,320	11.96	$2,071,583,559	16.33
55.01 - 60.00	7,270	13.76	$2,200,688,370	17.35
60.01 - 65.00	7,642	14.47	$1,855,825,141	14.63
65.01 - 70.00	3,498	6.62	$911,136,099	7.18
70.01 - 75.00	2,787	5.28	$739,866,700	5.83
75.01 - 80.00	699	1.32	$199,418,928	1.57
80.01 and Above	-	-	$-	-

Grand Total	52,830	100.00	12,685,274,328	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	11,580	21.92	$3,170,291,102	24.99
12 - 17	8,833	16.72	$2,228,779,845	17.57
18 - 24	14,271	27.01	$2,960,145,513	23.34
25 - 30	6,932	13.12	$1,434,317,312	11.31
31 - 36	2,335	4.42	$665,721,904	5.25
37 - 42	1,537	2.91	$415,830,230	3.28
43 - 48	3,752	7.10	$957,270,590	7.55
49 - 54	3,457	6.54	$821,230,193	6.47
55 - 60	19	0.04	$3,208,080	0.03
61 - 63	1	0.00	$183,204	0.00
72 and Above	113	0.21	$28,296,356	0.22

Grand Total	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	10,471	19.82	$667,298,919	5.26
100,000 - 199,999	17,915	33.91	$2,686,861,531	21.18
200,000 - 299,999	12,360	23.40	$3,025,747,771	23.85
300,000 - 399,999	5,654	10.70	$1,941,443,317	15.30
400,000 - 499,999	2,610	4.94	$1,161,766,411	9.16
500,000 - 599,999	1,328	2.51	$724,031,565	5.71
600,000 - 699,999	722	1.37	$466,740,452	3.68
700,000 - 799,999	364	0.69	$271,573,514	2.14
800,000 - 899,999	296	0.56	$252,004,533	1.99
900,000 - 999,999	210	0.40	$198,812,421	1.57
1,000,000 - 1,499,999	603	1.14	$737,335,984	5.81
1,500,000 - 2,000,000	232	0.44	$400,717,053	3.16
2,000,000 - 3,000,000	65	0.12	$150,940,858	1.19
3,000,000 and Above	-	-	$-	-

	52,830	100.00	$12,685,274,328	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	11,019	20.86	$2,068,436,345	16.31
Multi-Residential	2,696	5.10	$627,876,827	4.95
Single Family	35,222	66.67	$9,137,441,598	72.03
Townhouse	3,893	7.37	$851,519,558	6.71

Grand Total	52,830	100.00	12,685,274,328	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$38,462,226	$-	$-	$22,545	$38,484,771
	20.01 - 25	$28,016,646	$-	$-	$-	$28,016,646
	25.01 - 30	$43,212,866	$576,179	$-	$-	$43,789,045
	30.01 - 35	$57,645,010	$-	$-	$86,540	$57,731,551
	35.01 - 40	$55,118,604	$-	$-	$-	$55,118,604
	40.01 - 45	$85,950,025	$194,109	$661,482	$-	$86,805,616
	45.01 - 50	$104,926,611	$-	$-	$-	$104,926,611
	50.01 - 55	$168,833,559	$295,089	$-	$-	$169,128,648
	55.01 - 60	$222,689,369	$604,328	$-	$-	$223,293,698
	60.01 - 65	$316,220,160	$572,841	$194,532	$730,497	$317,718,030
	65.01 - 70	$166,173,209	$-	$-	$-	$166,173,209
	70.01 - 75	$90,219,188	$-	$-	$-	$90,219,188
	75.01 - 80	$53,687,463	$-	$-	$-	$53,687,463
	80.01 and Above	$-	$-	$-	$-	$-

		1,431,154,937	2,242,545	856,014	839,583	1,435,093,079

BMO Covered Bond Program	Monthly Investor Report - October 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$134,361,246	$252,394	$-	$77,830	$134,691,469
	20.01 - 25	$108,422,273	$-	$-	$208,383	$108,630,656
	25.01 - 30	$141,729,735	$620,666	$-	$-	$142,350,401
	30.01 - 35	$178,674,271	$-	$-	$-	$178,674,271
	35.01 - 40	$248,682,112	$593,202	$266,128	$128,730	$249,670,173
	40.01 - 45	$403,471,500	$-	$-	$356,735	$403,828,235
	45.01 - 50	$498,820,660	$964,800	$-	$963,084	$500,748,545
	50.01 - 55	$824,772,173	$2,071,381	$445,188	$-	$827,288,743
	55.01 - 60	$595,302,918	$-	$1,539,343	$1,001,448	$597,843,709
	60.01 - 65	$214,383,643	$709,577	$-	$195,538	$215,288,757
	65.01 - 70	$95,450,537	$267,578	$-	$-	$95,718,115
	70.01 - 75	$35,678,271	$568,259	$-	$-	$36,246,530
	75.01 - 80	$1,056,714	$-	$-	$-	$1,056,714
	80.01 and Above	$-	$-	$-	$-	$-

		3,480,806,050	6,047,858	2,250,659	2,931,749	3,492,036,317

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$3,174,655	$-	$-	$-	$3,174,655
	20.01 - 25	$2,526,610	$-	$-	$-	$2,526,610
	25.01 - 30	$3,352,248	$-	$-	$-	$3,352,248
	30.01 - 35	$5,202,013	$-	$-	$-	$5,202,013
	35.01 - 40	$4,382,451	$-	$-	$-	$4,382,451
	40.01 - 45	$6,718,537	$150,407	$-	$-	$6,868,944
	45.01 - 50	$8,443,129	$-	$-	$-	$8,443,129
	50.01 - 55	$12,341,371	$185,273	$-	$-	$12,526,644
	55.01 - 60	$23,788,469	$151,785	$-	$-	$23,940,254
	60.01 - 65	$46,349,509	$275,491	$-	$-	$46,625,000
	65.01 - 70	$13,828,079	$-	$-	$-	$13,828,079
	70.01 - 75	$17,606,316	$-	$174,508	$-	$17,780,824
	75.01 - 80	$5,226,932	$-	$-	$-	$5,226,932
	80.01 and Above	$-	$-	$-	$-	$-

		152,940,320	762,955	174,508	-	153,877,783

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$3,378,202	$-	$-	$-	$3,378,202
	20.01 - 25	$1,722,042	$-	$-	$-	$1,722,042
	25.01 - 30	$3,342,440	$-	$-	$-	$3,342,440
	30.01 - 35	$3,905,081	$-	$-	$48,614	$3,953,695
	35.01 - 40	$4,686,061	$-	$-	$39,787	$4,725,848
	40.01 - 45	$5,979,744	$-	$-	$-	$5,979,744
	45.01 - 50	$6,856,537	$-	$-	$-	$6,856,537
	50.01 - 55	$11,243,603	$-	$-	$-	$11,243,603
	55.01 - 60	$19,039,597	$-	$-	$172,796	$19,212,393
	60.01 - 65	$28,729,562	$-	$-	$73,059	$28,802,622
	65.01 - 70	$10,643,057	$-	$-	$149,441	$10,792,497
	70.01 - 75	$3,912,693	$-	$-	$-	$3,912,693
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		103,438,618	-	-	483,698	103,922,316

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$2,554,027	$-	$-	$-	$2,554,027
	20.01 - 25	$2,557,890	$-	$-	$-	$2,557,890
	25.01 - 30	$3,677,913	$-	$-	$-	$3,677,913
	30.01 - 35	$4,583,971	$62,632	$-	$-	$4,646,604
	35.01 - 40	$4,426,258	$-	$-	$-	$4,426,258
	40.01 - 45	$5,218,608	$-	$-	$-	$5,218,608
	45.01 - 50	$11,295,924	$-	$-	$-	$11,295,924
	50.01 - 55	$10,910,796	$-	$-	$-	$10,910,796
	55.01 - 60	$18,028,100	$124,416	$-	$-	$18,152,516
	60.01 - 65	$55,987,733	$-	$100,542	$305,882	$56,394,157
	65.01 - 70	$24,059,591	$-	$-	$252,133	$24,311,724
	70.01 - 75	$9,368,766	$-	$-	$-	$9,368,766
	75.01 - 80	$370,304	$-	$-	$-	$370,304
	80.01 and Above	$-	$-	$-	$-	$-

		153,039,881	187,048	100,542	558,015	153,885,487

BMO Covered Bond Program	Monthly Investor Report - October 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$3,706,448	$-	$-	$-	$3,706,448
	20.01 - 25	$3,790,998	$-	$-	$-	$3,790,998
	25.01 - 30	$5,575,179	$-	$-	$-	$5,575,179
	30.01 - 35	$7,714,082	$203,989	$-	$-	$7,918,071
	35.01 - 40	$7,931,509	$57,092	$-	$-	$7,988,601
	40.01 - 45	$8,706,226	$-	$-	$-	$8,706,226
	45.01 - 50	$15,063,264	$-	$-	$-	$15,063,264
	50.01 - 55	$20,212,706	$344,084	$-	$-	$20,556,790
	55.01 - 60	$30,645,228	$-	$-	$-	$30,645,228
	60.01 - 65	$62,608,346	$-	$-	$-	$62,608,346
	65.01 - 70	$42,011,693	$-	$-	$-	$42,011,693
	70.01 - 75	$47,572,607	$-	$-	$-	$47,572,607
	75.01 - 80	$10,243,924	$-	$-	$-	$10,243,924
	80.01 and Above	$-	$-	$-	$-	$-

		265,782,210	605,165	-	-	266,387,375

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$164,313,354	$23,664	$-	$1	$164,337,019
	20.01 - 25	$129,843,194	$806,155	$-	$-	$130,649,349
	25.01 - 30	$196,518,273	$415,228	$118,395	$233,759	$197,285,654
	30.01 - 35	$221,207,528	$117,480	$-	$-	$221,325,008
	35.01 - 40	$302,466,998	$422,676	$-	$194,959	$303,084,633
	40.01 - 45	$398,906,229	$1,129,928	$-	$-	$400,036,158
	45.01 - 50	$557,116,780	$581,054	$-	$-	$557,697,834
	50.01 - 55	$814,746,950	$2,170,164	$125,167	$92,278	$817,134,559
	55.01 - 60	$1,009,523,532	$1,356,012	$1,371,057	$195,229	$1,012,445,829
	60.01 - 65	$706,837,987	$1,310,329	$382,812	$455,041	$708,986,170
	65.01 - 70	$331,492,153	$1,526,983	$-	$242,777	$333,261,913
	70.01 - 75	$183,531,158	$519,809	$-	$-	$184,050,967
	75.01 - 80	$18,756,280	$65,991	$-	$-	$18,822,271
	80.01 and Above	$-	$-	$-	$-	$-

		5,035,260,416	10,445,474	1,997,431	1,414,044	5,049,117,365

BMO Covered Bond Program	Monthly Investor Report - October 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$719,772	$-	$-	$-	$719,772
	20.01 - 25	$374,560	$-	$-	$-	$374,560
	25.01 - 30	$1,135,978	$-	$-	$-	$1,135,978
	30.01 - 35	$1,289,946	$-	$-	$-	$1,289,946
	35.01 - 40	$1,263,621	$-	$-	$-	$1,263,621
	40.01 - 45	$1,341,266	$-	$-	$-	$1,341,266
	45.01 - 50	$2,037,392	$-	$-	$-	$2,037,392
	50.01 - 55	$4,468,437	$-	$-	$-	$4,468,437
	55.01 - 60	$9,376,074	$-	$-	$-	$9,376,074
	60.01 - 65	$9,236,760	$-	$-	$-	$9,236,760
	65.01 - 70	$3,609,781	$-	$-	$-	$3,609,781
	70.01 - 75	$1,343,275	$-	$-	$-	$1,343,275
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		36,196,863	-	-	-	36,196,863

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$35,701,110	$-	$-	$103,769	$35,804,879
	20.01 - 25	$28,774,600	$74,496	$-	$82,133	$28,931,229
	25.01 - 30	$34,399,774	$-	$-	$-	$34,399,774
	30.01 - 35	$44,712,106	$-	$-	$-	$44,712,106
	35.01 - 40	$52,852,769	$-	$-	$-	$52,852,769
	40.01 - 45	$74,277,416	$-	$-	$-	$74,277,416
	45.01 - 50	$96,259,691	$356,926	$94,704	$261,573	$96,972,894
	50.01 - 55	$113,516,691	$-	$774,728	$-	$114,291,418
	55.01 - 60	$163,782,864	$1,467,059	$406,972	$157,223	$165,814,118
	60.01 - 65	$331,378,797	$759,986	$386,986	$1,407,856	$333,933,625
	65.01 - 70	$201,250,536	$624,032	$370,842	$865,171	$203,110,582
	70.01 - 75	$337,097,589	$752,848	$168,970	$754,337	$338,773,744
	75.01 - 80	$109,831,427	$-	$179,893	$-	$110,011,320
	80.01 and Above	$-	$-	$-	$-	$-

		1,623,835,370	4,035,347	2,383,095	3,632,063	1,633,885,874

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$4,801,388	$-	$-	$1	$4,801,389
	20.01 - 25	$4,142,190	$-	$-	$-	$4,142,190
	25.01 - 30	$3,640,653	$-	$-	$-	$3,640,653
	30.01 - 35	$9,065,659	$-	$-	$-	$9,065,659
	35.01 - 40	$9,715,598	$-	$-	$-	$9,715,598
	40.01 - 45	$13,815,158	$-	$-	$-	$13,815,158
	45.01 - 50	$26,544,465	$-	$-	$-	$26,544,465
	50.01 - 55	$82,853,586	$458,355	$721,979	$-	$84,033,920
	55.01 - 60	$99,255,968	$338,624	$369,960	$-	$99,964,552
	60.01 - 65	$75,797,097	$434,578	$-	$-	$76,231,675
	65.01 - 70	$18,318,505	$-	$-	$-	$18,318,505
	70.01 - 75	$10,598,105	$-	$-	$-	$10,598,105
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		358,548,373	1,231,556	1,091,939	1	360,871,869

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - October 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$28,134,549	$7,616,854	$22,122,388	$56,373,867	$150,621,647	$126,783,328	$391,652,632
20.01 - 25	$20,539,929	$11,555,171	$21,134,438	$51,230,970	$124,557,702	$82,323,960	$311,342,170
25.01 - 30	$29,487,431	$11,163,358	$33,030,529	$84,199,145	$173,150,807	$107,518,017	$438,549,287
30.01 - 35	$46,398,759	$21,446,176	$43,251,567	$104,696,373	$203,572,654	$115,153,393	$534,518,922
35.01 - 40	$50,519,839	$28,086,955	$64,824,465	$152,932,970	$263,832,908	$133,031,418	$693,228,556
40.01 - 45	$83,286,956	$34,633,615	$96,061,178	$216,857,954	$415,593,481	$160,444,184	$1,006,877,368
45.01 - 50	$112,366,347	$62,247,341	$149,584,736	$292,880,949	$499,548,684	$213,958,539	$1,330,586,596
50.01 - 55	$162,077,512	$93,730,007	$248,249,304	$492,457,073	$811,925,321	$263,144,342	$2,071,583,559
55.01 - 60	$165,375,384	$107,776,011	$252,587,033	$541,872,735	$840,551,309	$292,525,899	$2,200,688,370
60.01 - 65	$91,730,157	$108,944,003	$246,520,850	$476,217,248	$697,928,288	$234,484,595	$1,855,825,141
65.01 - 70	$27,381,386	$57,163,323	$139,755,764	$249,311,990	$339,441,349	$98,082,287	$911,136,099
70.01 - 75	$25,210,900	$37,962,007	$111,792,831	$206,185,050	$273,069,596	$85,646,316	$739,866,700
75.01 - 80	$6,808,531	$7,120,765	$38,043,129	$64,003,622	$63,618,808	$19,824,073	$199,418,928
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$849,317,679	$589,445,587	$1,466,958,211	$2,989,219,945	$4,857,412,554	$1,932,920,352	$12,685,274,328

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - October 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-15
Date of Report:	16-Nov-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - October 2015	10 of 10